Common Stock Warrants (Tables)	3 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of warrants outstanding to acquire shares of common stock

	Outstanding	Exercise price per share	Expiration date

Series A warrants	3,333,333	$6.60	February 18, 2018
Series B warrants	3,333,333	$8.50	May 18, 2018
Common stock warrants issued with IPO	1,218,862	$0.01	November 11, 2019
Common stock warrants issued with senior secured notes	1,920,500	$3.00	December 22, 2021
	9,806,028